SCHEDULE OF RECONCILIATION BETWEEN STATUTORY TAX RATE TO THE EFFECTIVE TAX RATE (Details)	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Income (Loss) before tax	$ (4,829,622)	$ (6,102,710)	$ (452,450)	$ 33,348
Tax expense computed at tax rate of 17%	(821,036)	(1,037,461)	(76,917)	5,669
Non-taxable and non-deductible items	794,196	1,003,546
Changes in valuation allowance	26,840	33,915	76,917	(5,669)
Total